Note 12 - Income Taxes	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(12)	Income Taxes

Income tax expense (benefit) for the years ended
October

31,
2017,
2016
and
2015
consists of:

Fiscal year ended October 31, 2017	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(5,438)	—	(5,438)
Totals	$(5,438)	$—	$(5,438)

Fiscal year ended October 31, 2016	Current	Deferred	Total
U.S. Federal	$35,118	$—	$35,118
State	(29,219)	—	(29,219)
Totals	$5,899	$—	$5,899

Fiscal year ended October 31, 2015	Current	Deferred	Total
U.S. Federal	$(624,825)	$2,098,615	$1,473,790
State	(120,917)	129,509	8,592
Totals	$(745,742)	$2,228,124	$1,482,382

Reported income tax expense for the years ended
October

31,
2017,
2016
and
2015
differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of
34%
to income before income taxes as follows:

	Years ended October 31,
	2017	2016	2015
“Expected” tax benefit	$(593,031)	$(610,332)	$(957,121)
Increase (reduction) in income tax benefit resulting from:
State income taxes, net of federal benefit	(29,422)	(79,386)	(78,880)
Loss of permanent deductions due to NOL carryback	—	—	35,636
Other differences, net	54,686	50,627	67,491
Change in valulation allowance	562,329	644,990	2,415,256
Reported income tax expense (benefit)	$(5,438)	$5,899	$1,482,382

The tax effects of temporary differences that give rise to significant portions of the Company
’s deferred tax assets and deferred tax liabilities as of
October
31,
2017
and
2016
are presented below:

	October 31,
	2017	2016
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$71,085	$87,472
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,088,631	999,468
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	114,713	67,758
Share-based compensation expense	265,027	134,653
Investment in Centric Solutions	—	6,984
Net operating loss carryforwards	2,099,195	1,958,734
Other	118,119	110,773
Total gross deferred tax assets	3,756,770	3,365,842
Valuation allowance	(3,622,575)	(3,060,246)
Net deferred tax assets	134,195	305,596
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(130,626)	(301,590)
Other receivables, due to accrual for financial reporting purposes	(3,569)	(4,006)
Total gross deferred tax liabilities	(134,195)	(305,596)
Net deferred tax asset	$—	$—

As a result of the acquisition of AOS, the Company recorded certain deferred tax assets totaling
$1,517,605
(after purchase accounting adjustments), related to gross net operating loss (“NOL”) carryforwards of
$4,455,525,
estimated to be available after considering Internal Revenue Code Section
382
limitations. As of
October 31,
201
7,
$1,680,000
of these gross NOL carryforwards remain unused and
may
be used to reduce future taxable income. These remaining gross NOL carryforwards begin to expire in fiscal year ending
October 31, 2028.

Additionally,
the Company has federal and state gross NOL carryforwards of
$4,203,483
and
$1,462,204,
respectively; all of which originated beginning with fiscal year
2015,
and will
not
begin to expire until fiscal year
2030.

For the years ended
October 31,
201
7
and
2016,
the Company considered all positive and negative evidence available to assess whether it is “more likely than not”
that some portion or all of the deferred tax assets will
not
be realized. For each year, the Company concluded that in accordance with the provisions of Accounting Standards Codification
740,
Income Taxes
, the negative evidence outweighed the objectively verifiable positive evidence. As a result, the Company established a valuation allowance of
$3,622,575
and
$3,060,246,
respectively, against net deferred tax assets existing as of
October 31, 2017
and
2016.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized ta
x
benefits for fiscal years
2017
and
2016
follows:

	October 31,
	2017	2016
Unrecognized tax benefits balance at beginning of year	$78,322	$79,322
Gross decreases for tax positions of prior years	(12,773)	(1,000)
Unrecognized tax benefits balance at end of year	$65,549	$78,322

During fiscal year
201
7,
the Company reduced accrued interest and penalties by
$4,633
and
$3,194,
respectively, related to unrecognized tax benefits. During fiscal year
2016,
the Company accrued interest of
$6,284
and reduced accrued penalties by
$250,
respectively, related to unrecognized tax benefits. As of
October 31, 2017
and
2016,
the Company had approximately
$36,761
and
$44,587,
respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is
$36,336
and
$43,191
as of
October 31, 2017
and
2016,
respectively. The Company does
not
expect its unrecognized tax benefits to change significantly in the next
12
months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended
October 31,
201
4
through
October 31, 2016.